UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBC cees Trustee LTD
           -----------------------------------------------------
Address:   La Motte Chambers
           St. Helier
           Jersey, United Kingdom, JE1 1BJ
           -----------------------------------------------------

Form 13F File Number: 28-11601
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Sean Creavy
        -------------------------
Title:  Senior Manager, Client Services & Operations
        -------------------------
Phone:  00 44 1534 602031
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mr Sean Creavy                   Jersey, CI, UK                   2/12/2008
------------------                   --------------                   ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            37
                                         ------------
Form 13F Information Table Value Total:  $752,761,690
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                                     SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE    PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- --------- -------- --- ---- ------- -------- -------- ------ ----
APPLE INC                      COM              037833100     14352      100 SH       Sole                  100      0    0
BARCLAYS BK PLC                IP MSCI IND 36   06739F291    103724     1560 SH       Sole                 1560      0    0
BEAR STEARNS COS INC           COM              073902108     14928     1434 SH       Sole                 1434      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     67020       15 SH       Sole                   15      0    0
CITIGROUP INC                  COM              172967101    104542     4892 SH       Sole                 4892      0    0
CITIGROUP INC                  COM              172967101    126510     5920 SH       Sole                 5920      0    0
CITIGROUP INC                  COM              172967101    213700    10000 SH       Sole                10000      0    0
CITIGROUP INC                  COM              172967101     83022     3885 SH       Sole                 3885      0    0
CITIGROUP INC                  COM              172967101      6411      300 SH       Sole                  300      0    0
COGENT COMM GROUP INC          COM NEW          19239V302     23751     1300 SH       Sole                 1300      0    0
CURRENCYSHARES AUSTRALIAN DL   AUSTRALIAN DOL   23129U101     38590      420 SH       Sole                  420      0    0
CURRENCYSHARES SWISS FRANC T   SWISS FRANC SH   23129V109     42885      425 SH       Sole                  425      0    0
CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN     23130A102     41886      418 SH       Sole                  418      0    0
CURRENCY SHARES EURO TR        EURO SHS         23130C108     41632      263 SH       Sole                  263      0    0
E TRADE FINANCIAL CORP         COM              269246104      7680     2000 SH       Sole                 2000      0    0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105 736410582 17353849 SH       Sole             17353849      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104    137934      835 SH       Sole                  835      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104     39646      240 SH       Sole                  240      0    0
GOOGLE INC                     CL A             38259P508      3087        7 SH       Sole                    7      0    0
ISHARES INC                    MSCI HONG KONG   464286871     51703     2870 SH       Sole                 2870      0    0
ISHARES TR                     FTSE XNHUA IDX   464287184    122992      909 SH       Sole                  909      0    0
ISHARES TR                     S&P 500 INDEX    464287200    132255     1000 SH       Sole                 1000      0    0
ISHARES TR                     S&P 500 INDEX    464287200     99853      755 SH       Sole                  755      0    0
ISHARES TR                     S&P LTN AM 40    464287390     49974      198 SH       Sole                  198      0    0
ISHARES SILVER TRUST           ISHARES          46428Q109     37905      222 SH       Sole                  222      0    0
JP MORGAN CHASE & CO           COM              46625H100      7687      179 SH       Sole                  179      0    0
MERRILL LYNCH & CO INC         COM              590188108    120368     2960 SH       Sole                 2960      0    0
MORGAN STANLEY                 COM NEW          617446448   1506120    33000 SH       Sole                33000      0    0
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408    182678     5029 SH       Sole                 5029      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102   4224338    90156 SH       Sole                90156      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102   7563381   161418 SH       Sole               161418      0    0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888     21815     1000 SH       Sole                 1000      0    0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     24860     1000 SH       Sole                 1000      0    0
SMITH & NEPHEW PLC             SPDN ADR NEW     83175M205   1000799    15151 SH       Sole                15151      0    0
STARBUCKS CORP                 COM              855244109     17525     1000 SH       Sole                 1000      0    0
SWEDISH EXPT CR CORP           ROG ARGI ETN22   870297603     71168     6400 SH       Sole                 6400      0    0
WHOLE FOODS MKT INC            COM              966837106      4387      133 SH       Sole                  133      0    0